Prepaid Expenses and Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses and advances to suppliers	$ 37,394	$ 25,161
Government departments	22,134	12,318
Dividend receivable from jointly controlled entity	3,000
Employees	488	426
Related Parties	1,278	262
Receivables in respect of an embedded derivative transaction		354
Other	1,415	1,943
Total	$ 65,709	$ 40,464